Tangible assets (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Property, plant and equipment [abstract]
Acquisitions, property, plant and equipment	€ 3,197	€ 4,738
Disposals, property, plant and equipment	2,927	2,979
(Losses) gains on disposals of property, plant and equipment	1	€ 14
Right-of-use assets	€ 1,646		€ 1,918